Borrowings and derivative financial instrument - Capital management (Details) R in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Disclosure of detailed information about borrowings [abstract]
Adjusted borrowings	R 39,426	R 37,437	R 20,188
Adjusted cash and cash equivalents	16,002	25,519	26,038
Net debt/(cash)	23,424	11,918	(5,850)
Adjusted EBITDA	R 13,088	R 20,556	R 41,111
Net debt/(cash) to adjusted EBITDA (ratio)	1.79	0.58	(0.14)